Supplementary Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2014
Supplementary Cash Flow Information (Tables) [Abstract]
Schedule of supplemental Cash Flow information
	For the nine months ended September 30,
	2014	2013
Supplementary cash flow information:
Cash paid for interest	$353,381	$337,143
Cash paid for income taxes (1)	$521,791	$373,217
Cash inflow for income taxes from stock option exercises	$6,495	$6,297

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(1,350,681)	$(158,447)
Liabilities assumed	364,086	19,923
Noncontrolling interest subject to put provisions	3,558	16,317
Noncontrolling interest	97,209	4,558
Pending payments for purchase considerations	11,608	8,403
Cash paid	(874,220)	(109,246)
Less cash acquired	92,580	5,471
Net cash paid for acquisitions	(781,640)	(103,775)
Cash paid for investments	(258,146)	(188,538)
Cash paid for intangible assets	(8,925)	(5,143)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(1,048,711)	$(297,456)

(1) Net of tax refund.